segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income before income taxes
Operating revenues - external and other income	$ 20,386	$ 20,116
Goods and services purchased	7,639	7,537
Employee benefits expense	5,907	6,148
EBITDA	(6,840)	(6,431)
Depreciation	2,513	2,514
Amortization of intangible assets	1,523	1,555
Operating income	2,804	2,362
Financing costs	1,576	1,273
Income before income taxes	1,228	1,089
TELUS technology solutions
Income before income taxes
Operating revenues - external and other income	17,583	17,205
Goods and services purchased	7,813	7,649
Employee benefits expense	3,478	3,834
EBITDA	6,292	5,722
TELUS Digital Experience
Income before income taxes
Operating revenues - external and other income	3,724	3,682
Goods and services purchased	693	659
Employee benefits expense	2,433	2,314
EBITDA	598	709
Consolidated
Income before income taxes
Operating revenues - external and other income	20,386	20,116
Goods and services purchased	7,639	7,537
Employee benefits expense	5,907	6,148
EBITDA	6,840	6,431
Eliminations
Income before income taxes
Operating revenues - external and other income	(921)	(771)
Goods and services purchased	(867)	$ (771)
Employee benefits expense	(4)
EBITDA	$ (50)